STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Common Stock	1. Composition:

December 31, 2021 and 2020	Registered	Issued and outstanding
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431